Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Aging of Allowance for Credit Losses (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	¥ 43,484,651	¥ 138,224,047
1 - 30 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	24,104,470	148,647,427
31 - 90 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	53,435,550	261,845,760
91 - 180 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	130,293,599	79,208,134
Total loans [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	251,318,270	627,925,367
First lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	25,633,976	52,219,677
First lien [Member] | 1 - 30 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	10,905,446	55,042,038
First lien [Member] | 31 - 90 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	19,108,135	94,409,842
First lien [Member] | 91 - 180 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	23,143,481	43,242,069
First lien [Member] | Total loans [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	78,791,038	244,913,626
Second lien [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	17,850,676	86,004,370
Second lien [Member] | 1 - 30 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	13,199,025	93,605,389
Second lien [Member] | 31 - 90 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	34,327,415	167,435,918
Second lien [Member] | 91 - 180 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	107,150,117	35,966,065
Second lien [Member] | Total loans [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Aging of allowance for credit losses	¥ 172,527,232	¥ 383,011,741